INVENTORIES, NET (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INVENTORIES, NET
Beginning balance	$ 25,052	$ 1,115
Increased during the year	0	18,975
Exchange rate difference	577	4,962
Ending balance	$ 24,475	$ 25,052